Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of derivative financial instruments
The following values for derivative financial instruments were recognized in the balance sheet as of Dec. 31, 2021 and Dec. 31, 2020.

($ in millions)	As of Dec. 31, 2021	As of Dec. 31, 2020
Embedded Derivatives	—	65.7
Interest rate cap	4.5	0.4

Total derivatives included in non-current financial assets	4.5	66.1

Foreign exchange contracts (Forwards)	1.1	8.7

Total derivatives included in current financial assets	1.1	8.7

Foreign exchange contracts (Collars)	—	4.3
Foreign exchange contracts (Forwards)	0.4	10.5

Total derivatives included in current financial liabilities	0.4	14.8

Summary of carrying amounts of the financial instruments
The carrying amounts of the financial instruments were derived as follows as of Dec. 31, 2021:

($ in millions)	Classification pursuant to IFRS 9	Carrying amount as per statement of financial position	Measured at amortized cost	Measured at fair value
Trade receivables	FAAC	290.4	290.4	—
Cash and cash equivalents	FAAC	371.6	371.6	—
Other financial assets	FAAC	22.2	22.2	—
Foreign exchange contracts not designated as hedging instrument	FAFV	1.0	—	1.0
Interest rate cap	FAFV	4.5	—	4.5

Total financial assets		689.8	684.2	5.5

Non-current borrowings	FLAC	1,540.9	1,540.9	—
Current borrowings	FLAC	10.7	10.7	—

Total debt		1,551.6	1,551.6	—

Trade payables	FLAC	259.2	259.2	—
Lease liabilities	FLAC	64.2	64.2	—
Other financial liabilities	FLAC	11.1	11.1	—
Foreign exchange contracts not designated as hedging instrument	FLFV	0.4	—	0.4

Total financial liabilities		1,886.5	1,886.1	0.4

The carrying amounts of the financial instruments were derived as follows as of Dec. 31, 2020:

($ in millions)	Classification pursuant to IFRS 9	Carrying amount as per statement of financial position	Measured at amortized cost	Measured at fair value
Trade receivables	FAAC	262.0	262.0	—
Cash and cash equivalents	FAAC	320.1	320.1	—
Other financial assets	FAAC	20.4	20.4	—
Embedded Derivatives	FAFV	65.7	—	65.7
Foreign exchange contracts not designated as hedging instrument	FAFV	8.7	—	8.7
Interest rate cap	FAFV	0.4	—	0.4

Total financial assets		677.3	602.6	74.8

Non-current borrowings	FLAC	2,065.7	2,065.7	—
Current borrowings	FLAC	0.5	0.5	—

Total debt		2,066.2	2,066.2	—

Trade payables	FLAC	221.0	221.0	—
Lease liabilities	FLAC	81.5	81.5	—
Other financial liabilities	FLAC	25.3	25.3	—
Foreign exchange contracts designated as hedge of an investment in a foreign operation (“Forwards”)	No class	10.5	—	10.5
Foreign exchange contracts designated as hedge of an investment in a foreign operation (“Collars”)	No class	4.3	—	4.3

Total financial liabilities		2,408.7	2,393.9	14.8

Summary of net gains and losses of financial instruments
Net gains and losses of financial instruments for each measurement category breaks down as follows.

($ in millions)	Year ended Dec. 31, 2021	Year ended Dec. 31, 2020
FAAC	7.3	(3.9)
FLAC	(107.2)	(144.5)
FAFV/FLFV	(88.1)	33.3
No class	15.1	3.1

Total	(173.0)	(112.0)

Summary of Fair Value Of Financial Instruments

As of Dec. 31, 2021		Fair value
($ in millions)	Carrying amount	Level 1	Level 2	Level 3	Total
Trade receivables	290.4	—	—	—	—
Cash and cash equivalents	371.6	—	—	—	—
Other financial assets	22.2	—	—	—	—
Foreign exchange contracts not designated as hedging instrument	1.0	—	1.0	—	1.0
Interest rate cap	4.5	—	4.5	—	4.5

Total financial assets	689.8	—	5.5	—	5.5

Non-current borrowings	1,540.9	—	1,569.8	—	1,569.8
Current borrowings	10.7	—	—	—	—

Total debt	1,551.6	—	1,569.8	—	1,569.8

Trade payables	259.2	—	—	—	—
Lease liabilities	64.2	—	—	—	—
Other financial liabilities	11.1	—	—	—	—
Foreign exchange contracts not designated as hedging instrument	0.4	—	0.4	—	0.4

Total financial liabilities	1,886.5	—	1,570.2	—	1,570.2

As of Dec. 31, 2020		Fair value
($ in millions)	Carrying amount	Level 1	Level 2	Level 3	Total
Trade receivables	262.0	—	—	—	—
Cash and cash equivalents	320.1	—	—	—	—
Other financial assets	20.4	—	—	—	—
Embedded Derivatives	65.7	—	65.7	—	65.7
Foreign exchange contracts not designated as hedging instrument	8.7	—	8.7	—	8.7
Interest rate cap	0.4	—	0.4	—	0.4

Total financial assets	677.3	—	74.8	—	74.8

Non-current borrowings	2,065.7	—	2,194.2	—	2,194.2
Current borrowings	0.5	—	—	—	—

Total debt	2,066.2	—	2,194.2	—	2,194.2

Trade payables	221.0	—	—	—	—
Lease liabilities	81.5	—	—	—	—
Other financial liabilities	25.3	—	—	—	—
Foreign exchange contracts designated as hedge of an investment in a foreign operation (“Forwards”)	10.5	—	10.5	—	10.5
Foreign exchange contracts designated as hedge of an investment in a foreign operation (“Collars”)	4.3	—	4.3	—	4.3

Total financial liabilities	2,408.7	—	2,209.0	—	2,209.0

Summary of detailed information about hedges
The tables below summarize the Company´s items designated as hedging instruments for cash flow hedges and net investment hedges as of Dec. 31, 2020.

As of Dec. 31, 2020	Notional	Carrying amount		Value of the hedging instrument*
($ in millions)		Financial Assets	Financial Liabilities
Net investment hedge
FX Forwards	200.0	—	(10.5)	(8.8)
FX collar	50.0	—	(4.3)	(2.2)

*	used for calculating hedge ineffectiveness (designated component)

Summary of notional value of derivative contracts
The tables below summarize the notional value of the Company´s derivative contracts as of Dec. 31, 2020:

As of Dec. 31, 2020	Less than 12 months	1-5 years	More than 5 years	Notional
($ in millions)
Foreign Exchange Forwards
USD - CNH	200.0	—	—	200.0
EUR - USD	210.3	—	—	210.3
EUR - GBP	11.6	—	—	11.6
EUR - CNY	14.2	—	—	14.2
EUR - CAD	0.6	—	—	0.6
EUR - AUD	0.1	—	—	0.1
EUR - TRY	0.2	—	—	0.2

Foreign Exchange Collar
USD - TWD	50.0	—	—	50.0

Summary ofchanges in reserve for hedging instruments

		OCI I: Hedge Reserve
($ in millions)	OCI II: Cost of Hedging	Intrinsic value of options	Foreign Exchange Transactions*	Total hedge reserve
Opening balance as of Jan. 1, 2021	5.0	(2.2)	(56.9)	(54.1)

Change in fair value recognized in OCI	—	(0.8)	(4.3)	(5.1)
Costs of hedging recognized in OCI	2.2	—	—	2.2

Closing balance as of Dec. 31, 2021	7.2	(3.0)	(61.2)	(57.0)

*	The change in fair value recognized in OCI I includes the cumulative gains and losses from translating Term Loan B-3 from RMB into U.S. dollars of $(2.4) million.

		OCI I: Hedge Reserve
($ in millions)	OCI II: Cost of Hedging	Intrinsic value of options	Foreign Exchange Transactions*	Total hedge reserve
Opening balance as of Jan. 1, 2020	3.0	—	(12.9)	(9.9)

Change in fair value recognized in OCI	—	(2.2)	(44.8)	(47.0)
Costs of hedging recognized in OCI	2.0	—	—	2.0
Reclassified from OCI to profit or loss	—	—	0.9	0.9

Closing balance as of Dec. 31, 2020	5.0	(2.2)	(56.9)	(54.1)

*	The change in fair value recognized in OCI I includes the cumulative gains and losses from translating Term Loan B-3 from RMB into U.S. dollars of $(30.8) million.

Summary of Maturity Analysis For Financial Liabilities

($ in millions)	< 12 months	1 - 3 years	3 - 5 years	> 5 years	Total	Carrying amount
Trade payables	258.5	0.5	0.2	—	259.2	259.2
Borrowings	59.8	118.9	117.0	1,529.6	1,825.3	1,551.6
Other financial liabilities	11.5	—	0.0	—	11.5	11.5
thereof derivative financial instruments	0.4	—	—	—	0.4	0.4

Total	329.9	119.4	117.2	1,529.6	2,096.0	1,822.3

($ in millions)	< 12 months	1 - 3 years	3 - 5 years	> 5 years	Total	Carrying amount
Trade payables	218.6	1.9	0.1	0.4	221.0	221.0
Borrowings	134.6	476.0	1,907.4	—	2,518.1	2,066.2
Other financial liabilities	38.5	1.5	0.0	0.0	40.1	40.1
thereof derivative financial instruments	14.8	—	—	—	14.8	14.8

Total	391.8	479.4	1,907.5	0.5	2,779.1	2,327.2

Summary of Gains and losses on derivative instruments
The following table presents information on gains and losses on derivative instruments which are recorded in “Other income (expense), net” on the statement of profit or loss:

($ in millions)	Year ended Dec. 31, 2021	Year ended Dec. 31, 2020
Embedded Derivatives	(65.7)	31.9
Interest rate cap	4.0	1.4
Foreign exchange contracts	(11.4)	3.1

Total	(73.1)	36.4

Summary of financial instruments denominated in a foreign currency and affected equity
A reasonably possible strengthening (weakening) of the Euro (in 2021), Renminbi or Taiwan dollar against the US dollar would have affected the measurement of financial instruments denominated in a foreign currency and affected equity (in 2020) and profit or loss (in 2021) by the amounts shown below:

Dec. 31, 2021		Change of Foreign Exchange rate by
($ in millions)	Exposure	+10%	-10%
EUR	44.9	(38.8)	38.1
CNH / CNY	21.4	(3.6)	4.4
TWD	15.9	(1.4)	1.8

Dec. 31, 2020		Change of Foreign Exchange rate by
($ in millions)	Exposure	+10%	-10%
CNH / CNY	(10.5)	19.1	(23.4)
TWD	(4.3)	3.7	(5.9)